Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income (loss) [Member]	Deficit [Member]	Attributable to Shareholders of the Parent Company [Member]	Non-Controlling Interest [Member]	Total
Beginning Balance at Aug. 31, 2019	$ 855,270	$ 26,777	$ (159,637)	$ (739,018)	$ (16,608)	$ 15,451	$ (1,157)
Beginning Balance (Shares) at Aug. 31, 2019							58,575,787
Statements [Line Items]
Stock based compensation		252			252		$ 252
Share issuance costs	(157)				(157)		(157)
Warrants exercised	55				55		$ 55
Warrants exercised (shares)							28,040
Contributions of Waterberg JV Co.				(121)	(121)	459	$ 338
Foreign currency translation adjustment			1,352		1,352		1,352
Net loss for the period				554	554		554
Ending Balance at Nov. 30, 2019	855,168	27,029	(158,285)	(738,585)	(14,673)	15,910	$ 1,237
Ending Balance (Shares) at Nov. 30, 2019							58,603,827
Statements [Line Items]
Stock based compensation		1,249			1,249		$ 1,249
Shares issued for interest on convertible note	1,374				1,374		$ 1,374
Shares issued for interest on convertible note (Shares)							1,043,939
Share issuance - financing	5,705				5,705		$ 5,705
Share issuance - financing (Shares)							4,447,307
Share issuance costs	(357)				(357)		$ (357)
Contributions of Waterberg JV Co.				(46)	(46)	216	170
Foreign currency translation adjustment			(5,839)		(5,839)		(5,839)
Net loss for the period				(7,682)	(7,682)		(7,682)
Ending Balance at Aug. 31, 2020	861,890	28,278	(164,124)	(746,313)	(20,269)	16,126	$ (4,143)
Ending Balance (Shares) at Aug. 31, 2020							64,095,073
Statements [Line Items]
Stock based compensation		358			358		$ 358
Restricted Share Units redeemed	111	(111)
Restricted Share Units redeemed (Shares)							44,568
Share issuance - financing	14,431				14,431		$ 14,431
Share issuance - financing (Shares)							6,586,976
Share issuance costs	(592)				(592)		$ (592)
Contributions of Waterberg JV Co.				(33)	(33)	118	85
Foreign currency translation adjustment			3,150		3,150		3,150
Net loss for the period				(2,564)	(2,564)		(2,564)
Ending Balance at Nov. 30, 2020	$ 875,840	$ 28,525	$ (160,974)	$ (748,910)	$ (5,519)	$ 16,244	$ 10,725
Ending Balance (Shares) at Nov. 30, 2020							70,726,617